Current Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts Receivable, Current
Accounts Receivable Gross Current	$ 23,732		$ 21,835
Less allowance for losses	(495)		(447)
Total	23,237		21,388
Accounts Receivable Current From Sale Of Goods And Services To Customers	7,808		7,441
Accounts receivable, related parties, current	22		37
Power And Water [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	4,984		3,895
Oil And Gas [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	5,775		5,444
Energy Management [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	1,655		1,540
Aviation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	4,656		4,307
Healthcare [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	4,350		4,398
Transportation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	454		526
Appliances And Lighting [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	1,468		1,337
Corporate Items And Eliminations [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	390		388
GE
Accounts Receivable, Current
Accounts Receivable Gross Current	11,998		11,412
Less allowance for losses	(485)		(442)
Total	11,513	[1]	10,970	[1]
Percentage sales of goods and services to U.S. government	3.00%		4.00%		4.00%
GE | Power And Water [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	2,783		2,335
GE | Oil And Gas [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	3,215		3,134
GE | Energy Management [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	731		686
GE | Aviation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	1,997		2,260
Current receivables from sale of goods and services to US government agencies	254		127
GE | Healthcare [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	2,241		2,029
GE | Transportation [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	351		318
GE | Appliances And Lighting [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	216		273
GE | Corporate Items And Eliminations [Member]
Accounts Receivable, Current
Accounts Receivable Gross Current	$ 464		$ 377

[1]	(a)Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.